Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties
Schedule of outstanding amounts and transactions with related parties

As of December 31,	2023	2022
Kyklades Maritime Corporation	(659,974)	449,629
Total	(659,974)	449,629

For the years ended December 31,	2023	2022	2021
Management fees
Kyklades Maritime Corporation	4,599,000	4,381,200	5,425,200
Total	4,599,000	4,381,200	5,425,200

Schedule of payments on behalf of the Group

For the years ended December 31,	2023	2022	2021
Crew wages	21,043,047	18,572,373	22,411,827
Other crew expenses	3,639,086	3,357,800	3,555,432
Stores	3,864,683	3,098,044	2,999,210
Technical expenses	8,647,728	5,611,199	6,274,107
Insurance	2,717,938	3,193,137	2,490,958
Health, Safety, Quality, Environmental (HSQE) expenses	592,246	525,210	672,704
Other	801,196	931,952	1,416,495
Total	41,305,924	35,289,715	39,820,733